SHARE-BASED PAYMENT (Details) $ / shares in Units, $ in Millions	1 Months Ended
Aug. 31, 2023 USD ($) $ / shares
Past Share Option plan | Minimum
SHARE-BASED PAYMENT
Exercise price	$ 11.93
Past Share Option plan | Maximum
SHARE-BASED PAYMENT
Exercise price	13.24
Base Share Option plan | Minimum
SHARE-BASED PAYMENT
Exercise price	10.47
Base Share Option plan | Maximum
SHARE-BASED PAYMENT
Exercise price	$ 10.79
Performance Share Option plan | If EBITDA Reaches at Least US$120 Million
SHARE-BASED PAYMENT
Threshold earnings before interest | $	$ 120
Vesting percentage	0.00%
Performance Share Option plan | If EBITDA reaches at least US$150 million
SHARE-BASED PAYMENT
Threshold earnings before interest | $	$ 150
Performance Share Option plan | Minimum
SHARE-BASED PAYMENT
Exercise price	$ 10.47
Performance Share Option plan | Maximum
SHARE-BASED PAYMENT
Exercise price	$ 10.79
Performance Share Option plan | Maximum | If EBITDA reaches at least US$150 million
SHARE-BASED PAYMENT
Vesting percentage	100.00%